INCOME TAX - Additional Information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Tax Expense Benefit [Abstract]
Applicable tax rate	69.90%	19.20%	9.90%	15.30%